PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2015	2014
Cost:
Lab equipment	$12,527	$11,366
Computers and peripheral equipment	18,667	18,200
Office furniture and equipment	955	847
Leasehold improvements	1,164	1,056

	33,313	31,469
Accumulated depreciation:
Lab equipment	9,483	8,089
Computers and peripheral equipment	17,453	16,418
Office furniture and equipment	568	463
Leasehold improvements	620	542

	28,124	25,512

Depreciated cost	$5,189	$5,957